Cover	Apr. 28, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 28, 2023
Entity File Number	000-55431
Entity Registrant Name	Greenwave Technology Solutions, Inc.
Entity Central Index Key	0001589149
Entity Tax Identification Number	46-2612944
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4016 Raintree Road
Entity Address, City or Town	Ste 300
Entity Address, Postal Zip Code	23321
City Area Code	(757)
Local Phone Number	966-1432
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	GWAV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false